Offerings	May 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Notes due 2028
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99909
Maximum Aggregate Offering Price	$ 649,408,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,683.31
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-284693) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2031
Amount Registered | shares	850,000,000
Proposed Maximum Offering Price per Unit	0.999
Maximum Aggregate Offering Price	$ 849,150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,267.62
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-284693) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Notes due 2036
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99897
Maximum Aggregate Offering Price	$ 499,485,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,978.88
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-284693) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.